E*TRADE S&P 500 INDEX FUND
SEMIANNUAL REPORT

Dear E*TRADE Funds Shareholders,

We're writing to report the performance of the E*Trade S&P 500 Index Fund (the "Fund") for the first half of 2000. We'd also like to take this opportunity to thank all of you for your investment in the Fund.

The investment objective of the Fund is to provide investment results that attempt to match the total returns of the stocks making up the Standard & Poor's 500 Composite Stock Price Index (the "Index"). For the six-month period ended June 30, 2000, the Fund returned -0.62%, gaining 6.84% for the past year and a cumulative 18.57% since inception on February 17, 1999. The S&P 500 Index, on the other hand, returned -0.43% in the first half of 2000 and 7.25% for the past year. Since March 1, 1999, the Fund has returned 18.80%, while the Index has returned 19.40%.

After completing its five-year run of annual returns exceeding 20%, the Index stumbled during the first half of 2000. The Index endured a volatile market environment, created by inflation worries and three interest rate increases by the Federal Reserve, to finish the half with a decline of 0.43%.

Equity markets began the year on a negative note as high GDP figures sparked interest-rate fears. Large-cap stocks were hit particularly hard. For example, the Index lost 5.02% for the month of January. The Federal Reserve raised rates twice during the first quarter, on February 2 and again on March 21. In response to interest-rate concerns and uncertainty about the growth of the economy, investors began to shun high-flying new economy stocks and returned to more value-oriented old economy stocks. After falling in January and February, the Index rebounded 9.78% in March, returning 2.29% for the first quarter.

The trend toward market volatility continued into the second quarter. On April 3, a court ruled against Microsoft in an antitrust lawsuit, causing the stock to plunge 14.47% for the day and triggering a sell-off among technology stocks. The sell-off continued with the release of higher-than-expected economic figures in mid-April. A widely anticipated 0.50% interest rate increase on May 16, combined with suggestions of further hikes, sent prices lower. Finally, in June, relief came in the form of lower-than-expected numbers for both the consumer price index and the producer price index. The Federal Reserve left rates unchanged, and the Index recovered 2.47% for the month, finishing the quarter down 2.66%.

You should remember that past performance is no guarantee of future returns and the Fund may not be able to duplicate its performance. The Fund's unaudited financial statements for the period ended June 30, 2000 are provided below. We hope you will find them useful for evaluating and monitoring your investment. Thank you again for your continued participation in the E*TRADE S&P 500 Index Fund.

Sincerely,


E*TRADE Funds

* "Standard & Poor'sTM," "S&PTM", "S&P 500TM", "Standard & Poor's 500(R)," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by E*TRADE Asset Management, Inc. for use in connection with the Fund. The Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

** The Fund began operations on February 17,1999. Index Comparisons began on
   March 1, 1999.

S&P 500 INDEX MASTER PORTFOLIO
JUNE 30, 2000 (UNAUDITED)
SCHEDULE OF INVESTMENTS



SECURITY                                                SHARES        VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--96.53%
ADVERTISING--0.25%
--------------------------------------------------------------------------------
Interpublic Group of Companies Inc.                      88,983       3,826,269
Omnicom Group Inc.                                       52,409       4,667,677
Young & Rubicam Inc.                                     21,250       1,215,234
--------------------------------------------------------------------------------
                                                                      9,709,180
--------------------------------------------------------------------------------
AEROSPACE / DEFENSE--0.99%
--------------------------------------------------------------------------------
Boeing Co.                                              267,657      11,191,408
General Dynamics Corp.                                   59,166       3,091,423
Goodrich (B.F.) Co.                                      31,653       1,078,180
Honeywell International Inc.                            235,506       7,933,608
Lockheed Martin Corp.                                   118,063       2,929,438
Northrop Grumman Corp.                                   20,579       1,363,359
Raytheon Co. "B"                                        100,313       1,931,025
United Technologies Corp.                               138,858       8,175,265
--------------------------------------------------------------------------------
                                                                     37,693,706
--------------------------------------------------------------------------------
AIRLINES--0.17%
--------------------------------------------------------------------------------
AMR Corp.+                                               44,117       1,166,343
Delta Air Lines Inc.                                     36,167       1,828,694
Southwest Airlines Co.                                  146,387       2,772,204
US Airways Group Inc.+                                   19,665         766,935
--------------------------------------------------------------------------------
                                                                      6,534,176
--------------------------------------------------------------------------------
APPAREL--0.13%
--------------------------------------------------------------------------------
Liz Claiborne Inc.                                       16,121         568,265
Nike Inc. "B"                                            80,682       3,212,152
Reebok International Ltd.+                               16,696         266,093
Russell Corp.                                             9,607         192,140
VF Corp.                                                 33,740         803,434
--------------------------------------------------------------------------------
                                                                      5,042,084
--------------------------------------------------------------------------------
AUTO MANUFACTURERS--0.68%
--------------------------------------------------------------------------------
Ford Motor Co.                                          355,660      15,293,380
General Motors Corp. "A"                                157,839       9,164,527
Navistar International Corp.+                            18,266         567,388
PACCAR Inc.                                              22,623         897,850
--------------------------------------------------------------------------------
                                                                     25,923,145
--------------------------------------------------------------------------------
AUTO PARTS & EQUIPMENT--0.18%
--------------------------------------------------------------------------------
Cooper Tire & Rubber Co.                                 21,817         242,714
Dana Corp.                                               44,980         953,014
Delphi Automotive Systems Corp.                         166,161       2,419,720
Goodyear Tire & Rubber Co.                               46,125         922,500

TRW Inc.                                                 36,427       1,580,021
Visteon Corp.+                                           46,568         564,634
--------------------------------------------------------------------------------
                                                                      6,682,603
--------------------------------------------------------------------------------
BANKS--4.37%
--------------------------------------------------------------------------------
Amsouth Bancorp                                         115,902       1,825,457
Bank of America Corp.                                   488,955      21,025,065
Bank of New York Co. Inc.                               217,656      10,121,004
Bank One Corp.                                          338,401       8,988,777
BB&T Corp.                                              102,884       2,456,356
Charter One Financial Inc.                               61,800       1,421,400
Chase Manhattan Corp.                                   364,952      16,810,602
Comerica Inc.                                            46,138       2,070,443
Fifth Third Bancorp                                      91,408       5,781,556
First Union Corp.                                       289,342       7,179,298
Firstar Corp.                                           286,181       6,027,687
FleetBoston Financial Corp.                             265,918       9,041,212
Golden West Financial Corp.                              46,604       1,902,026
Huntington Bancshares Inc.                               65,477       1,035,355
KeyCorp                                                 128,259       2,260,565
Mellon Financial Corp.                                  144,933       5,280,996
Morgan (J.P.) & Co. Inc.                                 47,939       5,279,282
National City Corp.                                     178,864       3,051,867
Northern Trust Corp.                                     65,596       4,267,840
Old Kent Financial Corp.                                 40,530       1,084,177
PNC Bank Corp.                                           85,645       4,014,609
Regions Financial Corp.                                  65,133       1,294,518
SouthTrust Corp.                                         49,639       1,123,082
State Street Corp.                                       47,492       5,037,120
Summit Bancorp                                           51,906       1,278,185
SunTrust Banks Inc.                                      89,242       4,077,244
Synovus Financial Corp.                                  83,331       1,468,709
U.S. Bancorp                                            221,809       4,269,823
Union Planters Corp.                                     39,895       1,114,567
Wachovia Corp.                                           59,690       3,238,182
Washington Mutual Inc.                                  161,622       4,666,835
Wells Fargo & Company                                   475,374      18,420,742
--------------------------------------------------------------------------------
                                                                    166,914,581
--------------------------------------------------------------------------------
BEVERAGES--1.95%
--------------------------------------------------------------------------------
Anheuser-Busch Companies Inc.                           133,274       9,953,902
Brown-Forman Corp. "B"                                   20,210       1,086,287
Coca-Cola Co.                                           730,291      41,946,089
Coca-Cola Enterprises                                   124,098       2,024,349
Coors (Adolph) Company "B"                               10,832         655,336
PepsiCo Inc.                                            425,204      18,895,003
--------------------------------------------------------------------------------
                                                                     74,560,966
--------------------------------------------------------------------------------
BIOTECHNOLOGY--0.63%
--------------------------------------------------------------------------------
Amgen Inc.+                                             302,912      21,279,568
Biogen Inc.+                                             43,850       2,828,325
--------------------------------------------------------------------------------
                                                                     24,107,893
--------------------------------------------------------------------------------
BUILDING MATERIALS--0.11%
--------------------------------------------------------------------------------
Armstrong Holdings Inc.                                  11,893         182,112

Masco Corp.                                             132,383       2,391,168
Owens Corning                                            16,386         151,570
Vulcan Materials Co.                                     29,770       1,270,807
--------------------------------------------------------------------------------
                                                                      3,995,657
--------------------------------------------------------------------------------
CHEMICALS--0.86%
--------------------------------------------------------------------------------
Air Products & Chemicals Inc.                            67,659       2,084,743
Ashland Inc.                                             20,837         730,597
Dow Chemical Co.                                        199,424       6,020,112
Du Pont (E.I.) de Nemours                               309,057      13,521,244
Eastman Chemical Co.                                     22,582       1,078,290
Engelhard Corp.                                          37,703         643,307
Grace (W.R.) & Company+                                  19,928         241,627
Great Lakes Chemical Corp.                               16,041         505,291
Hercules Inc.                                            31,616         444,600
Praxair Inc.                                             46,501       1,740,881
Rohm & Haas Co. "A"                                      64,196       2,214,762
Sherwin-Williams Co.                                     48,277       1,022,869
Sigma-Aldrich Corp.                                      25,191         736,837
Union Carbide Corp.                                      39,767       1,968,466
--------------------------------------------------------------------------------
                                                                     32,953,626
--------------------------------------------------------------------------------
COMMERCIAL SERVICES--0.48%
--------------------------------------------------------------------------------
Block (H & R) Inc.                                       28,977         938,130
Cendant Corp.+                                          212,779       2,978,906
Convergys Corp.+                                         45,200       2,344,750
Deluxe Corp.                                             21,374         503,625
Donnelley (R.R.) & Sons Co.                              35,965         811,460
Dun & Bradstreet Corp.                                   47,696       1,365,298
Ecolab Inc.                                              38,220       1,492,969
Equifax Inc.                                             41,646       1,093,207
McKesson HBOC Inc.                                       83,116       1,740,241
Paychex Inc.                                            109,551       4,601,142
Quintiles Transnational Corp.+                           34,000         480,250
--------------------------------------------------------------------------------
                                                                     18,349,978
--------------------------------------------------------------------------------
COMPUTERS--11.17%
--------------------------------------------------------------------------------
Adaptec Inc.+                                            30,700         698,425
Apple Computer Inc.+                                     95,992       5,027,581
Cabletron Systems+                                       53,807       1,358,627
Ceridian Corp.+                                          42,803       1,029,947
Cisco Systems Inc.+                                   2,052,472     130,460,252
Compaq Computer Corp.                                   500,962      12,805,841
Computer Sciences Corp.+                                 49,381       3,688,143
Dell Computer Corp.+                                    759,796      37,467,440
Electronic Data Systems Corp.                           137,448       5,669,730
EMC Corporation+                                        640,258      49,259,850
Gateway Inc.+                                            94,998       5,391,136
Hewlett-Packard Co.                                     295,134      36,854,858
International Business Machines Corp.                   523,099      57,312,034
Lexmark International Group Inc. "A"+                  38,175       2,567,269
NCR Corp.+                                               28,050       1,092,197
Network Appliance Inc.+                                  89,850       7,232,925
Sapient Corp.+                                           17,300       1,850,019
Seagate Technology Inc.+                                 67,076       3,689,180

Sun Microsystems Inc.+                                  468,086      42,566,571
3Com Corp.+                                             103,468       5,962,344
Unisys Corp.+                                            91,975       1,339,386
Veritas Software Corp.+                                 115,309      13,031,716
--------------------------------------------------------------------------------
                                                                    426,355,471
--------------------------------------------------------------------------------
COSMETICS / PERSONAL CARE--1.49%
--------------------------------------------------------------------------------
Alberto-Culver Co. "B"                                   16,427         502,050
Avon Products Inc.                                       70,093       3,119,138
Colgate-Palmolive Co.                                   170,134      10,186,773
Gillette Co.                                            307,983      10,760,156
International Flavors & Fragrances Inc.                  30,348         916,130
Kimberly-Clark Corp.                                    163,941       9,406,115
Procter & Gamble Co.                                    385,931      22,094,550
--------------------------------------------------------------------------------
                                                                     56,984,912
--------------------------------------------------------------------------------
DISTRIBUTION / WHOLESALE--0.16%
--------------------------------------------------------------------------------
Costco Wholesale Corp.+                                 131,776       4,348,608
Genuine Parts Co.                                        52,188       1,043,760
Grainger (W.W.) Inc.                                     27,673         852,674
--------------------------------------------------------------------------------
                                                                      6,245,042
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--5.12%
--------------------------------------------------------------------------------
American Express Co.                                    394,141      20,544,600
Associates First Capital Corp.                          214,910       4,795,179
Bear Stearns Companies Inc.                              32,599       1,356,933
Capital One Financial Corp.                              57,740       2,576,648
Citigroup Inc.                                          995,704      59,991,166
Countrywide Credit Industries Inc.                       33,474       1,014,681
Federal Home Loan Mortgage Corporation                  205,111       8,306,995
Federal National Mortgage Association                   297,183      15,509,238
Franklin Resources Inc.                                  71,881       2,183,385
Household International Inc.                            139,616       5,802,790
Lehman Brothers Holdings Inc.                            35,675       3,373,517
MBNA Corp.                                              236,525       6,415,741
Merrill Lynch & Co. Inc.                                114,437      13,160,255
Morgan Stanley Dean Witter & Co.                        333,984      27,804,168
Paine Webber Group Inc.                                  43,004       1,956,682
Price (T. Rowe) Associates                               35,650       1,515,125
Providian Financial Corp.                                42,059       3,785,310
Schwab (Charles) Corp.                                  401,777      13,509,752
SLM Holding Corp.                                        46,234       1,730,885
--------------------------------------------------------------------------------
                                                                    195,333,050
--------------------------------------------------------------------------------
ELECTRIC--1.58%
--------------------------------------------------------------------------------
AES Corp.+                                              125,810       5,740,081
Ameren Corp.                                             40,466       1,365,727
American Electric Power Inc.                             94,948       2,812,835
Cinergy Corp.                                            46,911       1,193,299
CMS Energy Corp.                                         32,343         715,589
Consolidated Edison Inc.                                 62,520       1,852,155
Constellation Energy Group Inc.                          44,110       1,436,332
CP&L Energy  Inc.                                        47,126       1,505,087
Dominion Resources Inc.                                  70,218       3,010,597
DTE Energy Co.                                           42,110       1,286,987

Duke Energy Corp.                                       108,456       6,114,207
Edison International                                     98,024       2,009,492
Entergy Corp.                                            67,882       1,845,542
FirstEnergy Corp.                                        68,161       1,593,263
Florida Progress Corp.                                   29,108       1,364,438
FPL Group Inc.                                           52,606       2,603,997
GPU Inc.                                                 35,807         969,027
New Century Energies Inc.                                34,343       1,030,290
Niagara Mohawk Holdings Inc.+                            50,880         709,140
Northern States Power Co.                                46,395         936,599
PECO Energy Co.                                          50,048       2,017,560
PG&E Corp.                                              113,712       2,800,158
Pinnacle West Capital Corp.                              25,000         846,875
PP & L Resources Inc.                                    42,577         934,033
Public Service Enterprise Group Inc.                     63,813       2,209,525
Reliant Energy Inc.                                      87,234       2,578,855
Southern Co.                                            191,400       4,462,013
TXU Corporation                                          77,811       2,295,424
Unicom Corp.                                             52,448       2,029,082
--------------------------------------------------------------------------------
                                                                     60,268,209
--------------------------------------------------------------------------------
ELECTRICAL COMPONENTS & EQUIPMENT--0.33%
--------------------------------------------------------------------------------
American Power Conversion Corp.+                         57,200       2,334,475
Emerson Electric Co.                                    125,932       7,603,145
Molex Inc.                                               57,850       2,784,031
--------------------------------------------------------------------------------
                                                                     12,721,651
--------------------------------------------------------------------------------
ELECTRONICS--1.44%
--------------------------------------------------------------------------------
Agilent Technologies Inc.+                              133,393       9,837,734
Analog Devices Inc.+                                    104,380       7,932,880
Johnson Controls Inc.                                    25,308       1,298,617
Linear Technology Corp.                                  91,800       5,869,462
Maxim Integrated Products Inc.+                          83,400       5,665,987
Millipore Corp.                                          13,625       1,026,984
Parker Hannifin Corp.                                    33,031       1,131,312
PE Corp. (Biosystems Group)                              61,422       4,046,174
PerkinElmer Inc.                                         14,448         955,374
Sanmina Corp.+                                           43,750       3,740,625
Solectron Corp.+                                        175,954       7,368,074
Tektronix Inc.                                           14,210       1,051,540
Teradyne Inc.+                                           51,090       3,755,115
Thermo Electron Corp.+                                   46,003         968,938
Thomas & Betts Corp.                                     17,143         327,860
--------------------------------------------------------------------------------
                                                                     54,976,676
--------------------------------------------------------------------------------
ENGINEERING & CONSTRUCTION--0.02%
--------------------------------------------------------------------------------
Fluor Corp.                                              22,558         713,407
--------------------------------------------------------------------------------
                                                                        713,407
--------------------------------------------------------------------------------
ENTERTAINMENT--0.02%
--------------------------------------------------------------------------------
Harrah's Entertainment Inc.+                             36,015         754,064
--------------------------------------------------------------------------------
                                                                        754,064
--------------------------------------------------------------------------------
ENVIRONMENTAL CONTROL--0.11%
--------------------------------------------------------------------------------

Allied Waste Industries Inc.+                            55,715         557,150
Waste Management Inc.                                   183,268       3,482,092
--------------------------------------------------------------------------------
                                                                      4,039,242
--------------------------------------------------------------------------------
FOOD--1.86%
--------------------------------------------------------------------------------
Albertson's Inc.                                        124,976       4,155,452
Archer-Daniels-Midland Co.                              177,683       1,743,514
Bestfoods                                                80,962       5,606,618
Campbell Soup Co.                                       124,661       3,630,752
ConAgra Inc.                                            145,231       2,768,466
General Mills Inc.                                       86,036       3,290,877
Great Atlantic & Pacific Tea Co.                         11,288         187,663
Heinz (H.J.) Co.                                        103,902       4,545,713
Hershey Foods Corp.                                      40,435       1,968,679
Kellogg Co.                                             119,649       3,559,558
Kroger Co.+                                             246,360       5,435,318
Nabisco Group Holdings Corp. "A"                         96,363       2,499,415
Quaker Oats Co.                                          38,658       2,904,182
Ralston Purina Co.                                       90,546       1,805,261
Safeway Inc.+                                           146,509       6,611,219
Sara Lee Corp.                                          256,527       4,954,178
Super Value Inc.                                         38,779         739,225
Sysco Corp.                                              98,312       4,141,393
Unilever NV                                             168,689       7,253,627
Winn-Dixie Stores Inc.                                   42,658         610,543
Wrigley William Jr. Co.                                  33,637       2,697,267
--------------------------------------------------------------------------------
                                                                     71,108,920
--------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER--0.37%
--------------------------------------------------------------------------------
Boise Cascade Corp.                                      16,843         435,813
Fort James Corp.                                         60,728       1,404,335
Georgia-Pacific Corp.                                    50,289       1,320,086
International Paper Co.                                 142,526       4,249,056
Louisiana-Pacific Corp.                                  30,771         334,635
Mead Corp.                                               30,346         766,236
Potlatch Corp.                                            8,471         280,602
Temple-Inland Inc.                                       15,437         648,354
Westvaco Corp.                                           29,713         737,254
Weyerhaeuser Co.                                         68,695       2,953,885
Willamette Industries Inc.                               32,672         890,312
--------------------------------------------------------------------------------
                                                                     14,020,568
--------------------------------------------------------------------------------
GAS--0.07%
--------------------------------------------------------------------------------
Eastern Enterprises                                       8,032         506,016
NICOR Inc.                                               13,745         448,431
ONEOK Inc.                                                8,584         222,648
Peoples Energy Corp.                                     10,459         338,610
Sempra Energy                                            60,279       1,024,743
--------------------------------------------------------------------------------
                                                                      2,540,448
--------------------------------------------------------------------------------
HAND / MACHINE TOOLS--0.05%
--------------------------------------------------------------------------------
Black & Decker Corp.                                     25,127         987,805
Snap-On Inc.                                             17,253         459,361
Stanley Works (The)                                      25,902         615,172
--------------------------------------------------------------------------------
                                                                      2,062,338
--------------------------------------------------------------------------------

HEALTH CARE--2.54%
--------------------------------------------------------------------------------
Allergan Inc.                                            38,250       2,849,625
Bard (C.R.) Inc.                                         14,878         716,004
Bausch & Lomb Inc.                                       15,621       1,208,675
Baxter International Inc.                                85,621       6,020,227
Becton Dickinson & Co.                                   74,461       2,136,100
Biomet Inc.                                              34,868       1,340,239
Boston Scientific Corp.+                                120,321       2,639,542
Guidant Corp.+                                           90,411       4,475,344
HCA - The Healthcare Company                            164,536       4,997,781
Healthsouth Corp.+                                      113,709         817,283
Humana Inc.+                                             49,704         242,307
Johnson & Johnson                                       410,347      41,804,101
Mallinckrodt Group Inc.                                  19,824         861,105
Manor Care Inc.+                                         30,186         211,302
Medtronic Inc.                                          353,156      17,591,583
St. Jude Medical Inc.+                                   24,753       1,135,544
Tenet Healthcare Corp.                                   92,273       2,491,371
UnitedHealth Group Inc.                                  47,903       4,107,682
Wellpoint Health Networks Inc.+                          18,355       1,329,590
--------------------------------------------------------------------------------
                                                                     96,975,405
--------------------------------------------------------------------------------
HOLDING COMPANIES-DIVERSIFIED--0.20%
--------------------------------------------------------------------------------
Seagram Co. Ltd.                                        128,787       7,469,646
--------------------------------------------------------------------------------
                                                                      7,469,646
--------------------------------------------------------------------------------
HOME BUILDERS--0.03%
--------------------------------------------------------------------------------
Centex Corp.                                             17,515         411,602
Kaufman & Broad Home Corp.                               14,179         280,921
Pulte Corp.                                              12,137         262,463
--------------------------------------------------------------------------------
                                                                        954,986
--------------------------------------------------------------------------------
HOME FURNISHINGS--0.07%
--------------------------------------------------------------------------------
Leggett & Platt Inc.                                     58,000         957,000
Maytag Corp.                                             23,111         852,218
Whirlpool Corp.                                          21,581       1,006,214
--------------------------------------------------------------------------------
                                                                      2,815,432
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS / WARES--0.24%
--------------------------------------------------------------------------------
American Greetings Corp. "A"                             19,020         361,380
Avery Dennison Corp.                                     33,083       2,220,696
Clorox Co.                                               69,302       3,105,596
Fortune Brands Inc.                                      46,748       1,078,126
Newell Rubbermaid Inc.                                   78,590       2,023,693
Tupperware Corp.                                         17,021         374,462
--------------------------------------------------------------------------------
                                                                      9,163,953
--------------------------------------------------------------------------------
INSURANCE--2.84%
--------------------------------------------------------------------------------
Aetna Inc.                                               41,589       2,669,494
AFLAC Inc.                                               78,282       3,596,079
Allstate Corp.                                          219,699       4,888,303
American General Corp.                                   73,323       4,472,703
American International Group                            454,825      53,441,938
AON Corp.                                                75,472       2,344,334

Chubb Corp.                                              51,669       3,177,643
CIGNA Corp.                                              48,077       4,495,199
Cincinnati Financial Corp.                               47,444       1,491,521
Conseco Inc.                                             95,946         935,473
Hartford Financial Services Group Inc.                   63,362       3,544,312
Jefferson-Pilot Corp.                                    30,464       1,719,312
Lincoln National Corp.                                   56,547       2,042,760
Loews Corp.                                              29,113       1,746,780
Marsh & McLennan Companies Inc.                          79,585       8,311,659
MBIA Inc.                                                29,039       1,399,317
MGIC Investment Corp.                                    31,231       1,421,010
Progressive Corporation                                  21,575       1,596,550
SAFECO Corp.                                             37,622         747,737
St. Paul Companies Inc.                                  62,543       2,134,280
Torchmark Corp.                                          37,786         932,842
UNUMProvident Corp.                                      70,960       1,423,635
--------------------------------------------------------------------------------
                                                                    108,532,881
--------------------------------------------------------------------------------
IRON / STEEL--0.05%
--------------------------------------------------------------------------------
Allegheny Technologies Inc.                              24,570         442,260
Bethlehem Steel Corp.+                                   39,001         138,941
Nucor Corp.                                              25,074         832,143
USX-U.S. Steel Group Inc.                                26,033         483,238
--------------------------------------------------------------------------------
                                                                      1,896,582
--------------------------------------------------------------------------------
LEISURE TIME--0.22%
--------------------------------------------------------------------------------
Brunswick Corp.                                          25,932         429,499
Carnival Corp. "A"                                      178,339       3,477,610
Harley-Davidson Inc.                                     89,600       3,449,600
Sabre Holdings Corp.                                     38,105       1,085,993
--------------------------------------------------------------------------------
                                                                      8,442,702
--------------------------------------------------------------------------------
LODGING--0.09%
--------------------------------------------------------------------------------
Hilton Hotels Corp.                                     108,662       1,018,706
Marriott International Inc.                              70,733       2,550,809
--------------------------------------------------------------------------------
                                                                      3,569,515
--------------------------------------------------------------------------------
MACHINERY--0.34%
--------------------------------------------------------------------------------
Briggs & Stratton Corp.                                   6,622         226,803
Caterpillar Inc.                                        102,878       3,484,992
Cummins Engine Company Inc.                              12,200         332,450
Deere & Co.                                              69,077       2,555,849
Dover Corp.                                              59,863       2,428,193
Ingersoll-Rand Co.                                       47,786       1,923,387
McDermott International Inc.                             17,706         156,034
Rockwell International Corp.                             55,445       1,746,517
--------------------------------------------------------------------------------
                                                                     12,854,225
--------------------------------------------------------------------------------
MANUFACTURERS--6.08%
--------------------------------------------------------------------------------
Cooper Industries Inc.                                   27,520         896,120
Corning Inc.                                             81,353      21,955,141
Crane Co.                                                17,843         433,808
Danaher Corp.                                            41,806       2,066,784
Eastman Kodak Co.                                        91,441       5,440,740
Eaton Corp.                                              21,496       1,440,232

FMC Corp.+                                                8,992         521,536
General Electric Co.                                  2,919,108     154,712,724
Illinois Tool Works Inc.                                 88,936       5,069,352
ITT Industries Inc.                                      25,973         788,930
Minnesota Mining & Manufacturing Co.                    116,771       9,633,608
National Service Industries Inc.                         11,998         233,961
Pall Corp.                                               36,449         674,307
Polaroid Corp.                                           13,220         238,786
PPG Industries Inc.                                      51,394       2,277,397
Textron Inc.                                             42,584       2,312,844
Tyco International Ltd.                                 498,078      23,596,445
--------------------------------------------------------------------------------
                                                                    232,292,715
--------------------------------------------------------------------------------
MEDIA--3.14%
--------------------------------------------------------------------------------
Clear Channel Communications Inc.+                      100,045       7,503,375
Comcast Corp. "A"+                                      264,908      10,728,774
Disney (Walt) Co.                                       613,024      23,792,994
Dow Jones & Co. Inc.                                     26,136       1,914,462
Gannett Co. Inc.                                         78,630       4,703,057
Harcourt General Inc.                                    21,181       1,151,717
Knight Ridder Inc.                                       22,948       1,220,547
McGraw-Hill Companies Inc.                               57,345       3,096,630
Meredith Corp.                                           14,947         504,461
New York Times Co. "A"                                   50,154       1,981,083
Time Warner Inc.                                        388,170      29,500,920
Tribune Co.                                              91,032       3,186,120
Viacom Inc. "B"+                                        449,923      30,679,125
--------------------------------------------------------------------------------
                                                                    119,963,265
--------------------------------------------------------------------------------
METAL FABRICATE / HARDWARE--0.02%
--------------------------------------------------------------------------------
Timken Co.                                               17,951         334,337
Worthington Industries Inc.                              25,390         266,595
--------------------------------------------------------------------------------
                                                                        600,932
--------------------------------------------------------------------------------
METALS-DIVERSIFIED--0.30%
--------------------------------------------------------------------------------
Alcan Aluminium Ltd.                                     64,565       2,001,515
Alcoa Inc.                                              254,914       7,392,506
Freeport-McMoRan Copper & Gold Inc.+                     47,174         436,360
Inco Ltd.+                                               53,637         824,669
Phelps Dodge Corp.                                       23,201         862,787
--------------------------------------------------------------------------------
                                                                     11,517,837
--------------------------------------------------------------------------------
MINING--0.12%
--------------------------------------------------------------------------------
Barrick Gold Corp.                                      116,748       2,123,354
Homestake Mining Company                                 76,835         528,241
Newmont Mining Corp.                                     49,505       1,070,546
Placer Dome Inc.                                         96,556         923,317
--------------------------------------------------------------------------------
                                                                      4,645,458
--------------------------------------------------------------------------------
OFFICE / BUSINESS EQUIPMENT--0.19%
--------------------------------------------------------------------------------
Pitney Bowes Inc.                                        76,003       3,040,120
Xerox Corp.                                             196,566       4,078,745
--------------------------------------------------------------------------------
                                                                      7,118,865
--------------------------------------------------------------------------------
OIL & GAS PRODUCERS--4.74%
--------------------------------------------------------------------------------

Amerada Hess Corp.                                       26,691       1,648,169
Anadarko Petroleum Corp.                                 37,795       1,863,766
Apache Corp.                                             33,597       1,975,924
Burlington Resources Inc.                                63,478       2,428,034
Chevron Corp.                                           192,401      16,318,010
Coastal Corp.                                            63,110       3,841,821
Conoco Inc.                                             184,185       4,524,044
Exxon Mobil Corp.                                     1,027,075      80,625,388
Kerr-McGee Corp.                                         27,824       1,639,877
Occidental Petroleum Corp.                              108,734       2,290,210
Phillips Petroleum Co.                                   74,887       3,795,835
Rowan Companies Inc.+                                    27,675         840,628
Royal Dutch Petroleum Co.                               632,674      38,948,993
Sunoco Inc.                                              26,137         769,408
Texaco Inc.                                             162,900       8,674,425
Tosco Corp.                                              42,650       1,207,528
Transocean Sedco Forex Inc.                              62,068       3,316,759
Union Pacific Resources Group                            74,333       1,635,326
Unocal Corp.                                             71,663       2,373,837
USX-Marathon Group Inc.                                  91,977       2,305,174
--------------------------------------------------------------------------------
                                                                    181,023,156
--------------------------------------------------------------------------------
OIL & GAS SERVICES--0.57%
--------------------------------------------------------------------------------
Baker Hughes Inc.                                        97,458       3,118,656
Halliburton Co.                                         131,018       6,182,412
Schlumberger Ltd.                                       167,942      12,532,672
--------------------------------------------------------------------------------
                                                                     21,833,740
--------------------------------------------------------------------------------
PACKAGING & CONTAINERS--0.09%
--------------------------------------------------------------------------------
Ball Corp.                                                8,780         282,606
Bemis Co.                                                15,708         528,182
Crown Cork & Seal Co. Inc.                               37,841         567,615
Owens-Illinois Inc.+                                     43,219         505,122
Pactiv Corp.+                                            49,825         392,372
Sealed Air Corp.+                                        24,657       1,291,410
--------------------------------------------------------------------------------
                                                                      3,567,307
--------------------------------------------------------------------------------
PHARMACEUTICALS--8.02%
--------------------------------------------------------------------------------
Abbott Laboratories                                     457,120      20,370,410
ALZA Corp.+                                              30,289       1,790,837
American Home Products Corp.                            384,853      22,610,114
Bristol-Myers Squibb Co.                                581,988      33,900,801
Cardinal Health Inc.                                     81,252       6,012,648
Lilly (Eli) and Company                                 333,194      33,277,751
MedImmune Inc.+                                          61,600       4,558,400
Merck & Co. Inc.                                        678,408      51,983,013
Pfizer Inc.                                           1,857,192      89,145,204
Pharmacia & Upjohn Inc.                                 374,555      19,359,812
Schering-Plough Corp.                                   431,964      21,814,182
Watson Pharmaceutical Inc.+                              28,471       1,530,316
--------------------------------------------------------------------------------
                                                                    306,353,488
--------------------------------------------------------------------------------
PIPELINES--0.64%
--------------------------------------------------------------------------------
Columbia Energy Group                                    23,772       1,560,038
EL Paso Energy Corp.                                     68,257       3,476,841

Enron Corp.                                             215,970      13,930,065
Williams Companies Inc.                                 130,360       5,434,383
--------------------------------------------------------------------------------
                                                                     24,401,327
--------------------------------------------------------------------------------
RETAIL--5.29%
--------------------------------------------------------------------------------
AutoZone Inc.+                                           39,456         868,023
Bed Bath & Beyond Inc.+                                  41,400       1,500,750
Best Buy Co. Inc.+                                       60,298       3,813,849
Circuit City Stores Inc.                                 59,963       1,990,022
Consolidated Stores Corp.+                               32,652         391,824
CVS Corp.                                               115,144       4,605,760
Darden Restaurants Inc.                                  36,480         592,800
Dillards Inc. "A"                                        27,622         338,370
Dollar General Corp.                                     97,130       1,894,035
Federated Department Stores Inc.+                        63,117       2,130,199
Gap Inc.                                                251,098       7,846,813
Home Depot Inc.                                         682,641      34,089,385
Kmart Corp.+                                            141,959         967,096
Kohls Corp.+                                             96,218       5,352,126
Limited Inc.                                            126,776       2,741,531
Longs Drug Stores Inc.                                   11,654         253,475
Lowe's Companies Inc.                                   112,790       4,631,439
May Department Stores Co.                                98,073       2,353,752
McDonald's Corp.                                        394,268      12,986,202
Nordstrom Inc.                                           39,715         958,124
Office Depot Inc.+                                       93,299         583,119
Penney (J.C.) Company Inc.                               76,999       1,419,669
RadioShack Corp.                                         55,075       2,609,178
Rite Aid Corp.                                           76,381         501,250
Sears, Roebuck and Co.                                  104,024       3,393,783
Staples Inc.+                                           142,879       2,196,765
Starbucks Corp.+                                         54,200       2,069,763
Target Corporation                                      134,574       7,805,292
Tiffany & Co.                                            21,400       1,444,500
TJX Companies Inc.                                       88,503       1,659,431
Toys R Us Inc.+                                          63,825         929,452
Tricon Global Restaurants Inc.+                          43,482       1,228,367
Walgreen Co.                                            297,328       9,570,245
Wal-Mart Stores Inc.                                  1,315,010      75,777,451
Wendy's International Inc.                               33,543         597,485
--------------------------------------------------------------------------------
                                                                    202,091,325
--------------------------------------------------------------------------------
SEMICONDUCTORS--6.15%
--------------------------------------------------------------------------------
Advanced Micro Devices Inc.+                             45,227       3,493,786
Altera Corp.+                                            58,700       5,983,731
Applied Materials Inc.+                                 238,236      21,590,138
Conexant Systems Inc.+                                   64,150       3,119,294
Intel Corp.                                             988,115     132,098,624
KLA-Tencor Corp.+                                        54,896       3,214,847
LSI Logic Corp.+                                         90,558       4,901,452
Micron Technology Inc.+                                 163,751      14,420,343
National Semiconductor Corp.+                            52,131       2,958,434
Novellus Systems Inc.+                                   38,500       2,177,656
Texas Instruments Inc.                                  482,776      33,160,677
Xilinx Inc.+                                             94,800       7,826,925

--------------------------------------------------------------------------------
                                                                    234,945,907
--------------------------------------------------------------------------------
SOFTWARE--7.90%
--------------------------------------------------------------------------------
Adobe Systems Inc.                                       35,326       4,592,380
America Online Inc.+                                    677,842      35,756,166
Autodesk Inc.                                            17,182         596,001
Automatic Data Processing                               185,107       9,914,794
BMC Software Inc.+                                       72,084       2,629,942
Citrix Systems Inc.+                                     54,640       1,034,745
Computer Associates International Inc.                  173,596       8,885,945
Compuware Corp.+                                        106,345       1,103,329
First Data Corp.                                        121,623       6,035,541
IMS Health Inc.                                          87,683       1,578,294
Mercury Interactive Corp.+                               23,500       2,273,625
Microsoft Corp.+                                      1,552,674     124,213,920
Novell Inc.+                                             97,214         899,230
Oracle Corp.+                                           837,472      70,399,990
Parametric Technology Corp.+                             81,453         895,983
PeopleSoft Inc.+                                         81,410       1,363,618
Siebel Systems Inc.+                                     58,850       9,625,653
Yahoo! Inc.+                                            160,330      19,860,879
--------------------------------------------------------------------------------
                                                                    301,660,035
--------------------------------------------------------------------------------
TELECOMMUNICATION EQUIPMENT--4.54%
--------------------------------------------------------------------------------
ADC Telecommunications Inc.+                             99,502       8,345,723
Andrew Corp.+                                            23,767         797,680
Comverse Technology Inc.+                                45,050       4,189,650
Lucent Technologies Inc.                                960,833      56,929,355
Motorola Inc.                                           634,980      18,454,106
Nortel Networks Corp.                                   873,984      59,649,408
QUALCOMM Inc.+                                          218,596      13,115,760
Scientific-Atlanta Inc.                                  46,946       3,497,477
Tellabs Inc.+                                           120,813       8,268,140
--------------------------------------------------------------------------------
                                                                    173,247,299
--------------------------------------------------------------------------------
TELECOMMUNICATIONS--0.96%
--------------------------------------------------------------------------------
Global Crossing Ltd.+                                   260,199       6,846,486
Nextel Communications Inc. "A"+                         223,764      13,691,560
Sprint Corp. (PCS Group)+                               270,013      16,065,774
--------------------------------------------------------------------------------
                                                                     36,603,820
--------------------------------------------------------------------------------
TELEPHONE--5.62%
--------------------------------------------------------------------------------
Alltel Corp.                                             93,034       5,762,293
AT&T Corp.                                            1,107,175      35,014,417
Bell Atlantic Corp.                                     456,085      23,174,819
BellSouth Corp.                                         555,119      23,661,947
CenturyTel Inc.                                          41,419       1,190,796
GTE Corp.                                               284,015      17,679,934
SBC Communications Inc.                               1,003,688      43,409,506
Sprint Corp. (FON Group)                                258,680      13,192,680
US West Communications Inc.                             149,780      12,843,635
WorldCom Inc.+                                          844,758      38,753,273
--------------------------------------------------------------------------------
                                                                    214,683,300
--------------------------------------------------------------------------------
TEXTILES--0.00%
--------------------------------------------------------------------------------

Springs Industries Inc. "A"                               5,242         168,727
--------------------------------------------------------------------------------
                                                                        168,727
--------------------------------------------------------------------------------
TOBACCO--0.49%
--------------------------------------------------------------------------------
Philip Morris Companies Inc.                            674,720      17,922,250
UST Inc.                                                 47,906         703,619
--------------------------------------------------------------------------------
                                                                     18,625,869
--------------------------------------------------------------------------------
TOYS / GAMES / HOBBIES--0.06%
--------------------------------------------------------------------------------
Hasbro Inc.                                              50,812         765,356
Mattel Inc.                                             125,622       1,656,640
--------------------------------------------------------------------------------
                                                                      2,421,996
--------------------------------------------------------------------------------
TRANSPORTATION--0.39%
--------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                      126,334       2,897,786
CSX Corp.                                                64,427       1,365,047
FedEx Corp.+                                             85,557       3,251,166
Kansas City Southern Industries Inc.                     32,841       2,912,586
Norfolk Southern Corp.                                  113,050       1,681,619
Union Pacific Corp.                                      73,080       2,717,663
--------------------------------------------------------------------------------
                                                                     14,825,867
--------------------------------------------------------------------------------
TRUCKING & LEASING--0.01%
--------------------------------------------------------------------------------
Ryder System Inc.                                        17,510         331,596
--------------------------------------------------------------------------------
                                                                        331,596
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $2,696,343,153)                                            3,686,190,751
--------------------------------------------------------------------------------


Security                                             Principal         Value
--------------------------------------------------------------------------------
SHORT TERM INSTRUMENTS--2.71%
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corporation  Discount Note

  6.42%, 07/05/00++                                  18,395,703      18,395,703
Goldman Sachs Financial Square Prime Obligation Fund

  6.57%, 07/03/00++                                  56,944,870      56,944,870
Short Term Investment Company Liquid Assets Portfolio

  6.67%, 07/03/00++                                  20,300,000      20,300,000
U.S. Treasury Bills

  5.47%*, 09/21/00+++                                 8,150,000       8,047,310
--------------------------------------------------------------------------------
TOTAL SHORT TERM INSTRUMENTS
(Cost: $103,688,397)                                                103,687,883
--------------------------------------------------------------------------------
Security                                             Principal         Value
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--3.09%
--------------------------------------------------------------------------------
Morgan Stanley Tri Party Repurchase Agreement, dated
06/30/00, due 07/03/00, with a maturity value of
$118,102,909 and an effective yield of 6.30%        118,040,937     118,040,937

--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
(Cost: $118,040,937)                                                118,040,937
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES -- 102.33%
(Cost $2,918,072,487)                                             3,907,919,571
--------------------------------------------------------------------------------
Other Assets, Less Liabilities -- (2.33%)                           (89,114,415)
--------------------------------------------------------------------------------
NET ASSETS -- 100.00%                                            $3,818,805,156
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
+   Non-income earning securities.
++ Represents investment of collateral received from securities lending transactions. See Note 4.
+++ These U.S. Treasury Bills are held in segregated accounts in connection with the Master Portfolio's holdings of S&P 500 Index futures contracts. See Note 1.
*   Yield to Maturity.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

E*TRADE S&P 500 INDEX FUND
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS

Investments:
In S&P 500 Master Portfolio ("Master Portfolio"),at market value (Note 1)    $  58,829,794
                                                                            ----------------
Total Assets                                                                    58,829,794
                                                                            ----------------
LIABILITIES
Payables:
     Accrued administration fee (Note 2)                                            61,258
     Distribution to shareholders                                                  140,641
     Due to E*TRADE Asset Management, Inc. (Note 2)                                  4,444
                                                                            ----------------
Total Liabilities                                                                  206,343
                                                                            ----------------
NET ASSETS                                                                   $  58,623,451
                                                                            ================
NET ASSETS CONSIST OF:
     Paid-in capital                                                            54,502,663
     Distributions in excess of net investment income                              (12,338)
     Undistributed net realized gain on investments                              9,377,929
     Net unrealized depreciation of investments                                 (5,244,803)
                                                                            ----------------
NET ASSETS                                                                   $  58,623,451
                                                                            ================
Shares outstanding                                                               5,010,013
                                                                            ================
Net asset value and offering price per share                                 $       11.70
                                                                            ================

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

E*TRADE S&P 500 INDEX FUND
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO
  Dividends                                                                      $   291,641
  Interest                                                                            46,898
  Expenses                                                                           (13,106)
                                                                                 -----------
  Net investment income allocated from Master Portfolio                              325,433
                                                                                 -----------
FUND EXPENSES (Note 2)
  Administration fees                                                                 65,010
  Advisory fees                                                                        5,206
  Trustee fees                                                                         2,568
                                                                                 -----------
Total fund expenses                                                                   72,784
                                                                                 -----------
Less:
  Waived  Trustee fees (Note 2)                                                       (2,568)
                                                                                 -----------
Total Net Expenses                                                                    70,216
                                                                                 -----------
Net  investment income                                                               255,217
                                                                                 -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM MASTER PORTFOLIO
  Net realized gain on investments                                                 9,261,533
  Net realized gain on sale of  futures  contracts                                    42,438
  Net change in  unrealized  depreciation  of investments                         (9,486,281)
  Net change in unrealized depreciation of future
    contracts and foreign currency exchange contracts                               (137,749)
                                                                                 -----------
  Net  loss  on investments and future contracts  allocated from
    S&P 500 Master Portfolio Master Portfolio                                       (320,059)
                                                                                 -----------
NET  DECREASE  IN  NET  ASSETS  RESULTING  FROM  OPERATIONS                      $   (64,842)
                                                                                 ===========

--------------------------------------------------------------------------------
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

E*TRADE S&P 500 INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                        For the Period February
                                                                                                                       17, 1999
                                                                                   For the Six Months          (commencement of
                                                                                  Ended June 30, 2000       operations) through
                                                                                          (Unaudited)         December 31, 1999
                                                                                  -------------------   -----------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income                                                                $    255,217                $    273,024
  Net realized gain                                                                       9,303,971                     110,407
  Net change in unrealized appreciation (depreciation)                                   (9,624,030)                  4,379,227
                                                                                  -------------------   ------------------------
Net increase (decrease) in net assets resulting from operations                             (64,842)                  4,762,658
                                                                                  -------------------   ------------------------
Distributions to shareholders:
  From net investment income                                                               (269,577)                   (271,224)
                                                                                  -------------------   ------------------------
  From net realized gain on sale of investments                                                   0                     (35,715)
                                                                                  -------------------   ------------------------
Total distributions to shareholders                                                        (269,577)                   (306,939)
                                                                                  -------------------   ------------------------
Capital share transactions:
  Proceeds from shares sold                                                              29,240,215                  59,029,508
  Net asset value of shares issued in reinvestment of dividends and distributions           255,191                     148,331
  Cost of shares redeemed (net of redemption fees of $13,300 and $0, respectively)      (17,443,329)                (16,727,765)
                                                                                  -------------------   ------------------------
Net increase in net assets resulting from capital share transactions                     12,052,077                  42,450,074
                                                                                  -------------------   ------------------------
Increase in net assets                                                                   11,717,658                  46,905,793
NET ASSETS:
Beginning of period                                                                      46,905,793                           0
                                                                                  -------------------   ------------------------
End of period  (including distributions in excess of net investment income and
               undistributed net investment income of $12,338 and $2,022)              $ 58,623,451                $ 46,905,793
                                                                                  ===================   ========================
SHARES ISSUED AND REDEEMED:
  Shares sold                                                                             2,540,196                   5,467,772
  Shares issued in reinvestment of dividends and distributions                               21,433                      14,032
  Shares redeemed                                                                        (1,515,025)                 (1,518,395)
                                                                                  -------------------   -----------------------
Net increase in shares outstanding                                                        1,046,604                   3,963,409
                                                                                  ===================   ========================




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

E*Trade S&P 500 Index Fund

                                                                        Period From
                                                            Six        Feb. 17, 1999
                                                   Months Ended        (Commencement
                                                  Jun. 30, 2000    of Operations) to
                                                    (Unaudited)++      Dec. 31, 1999++
                                                  -------------    -----------------
Net asset value, beginning of period                    $11.83                $10.00
                                                  -------------    -----------------
Income from investment operations:
  Net investment income                                   0.05                  0.09
  Net realized and unrealized gain (loss) on investments (0.12)                 1.84
                                                  -------------    -----------------
Total from investment operations                         (0.07)                 1.93
                                                  -------------    -----------------
Less distributions:
  From net investment income                             (0.06)                (0.09)
  From net realized gains                                 0.00                 (0.01)
                                                  -------------    -----------------
Total distributions                                      (0.06)                (0.10)
                                                  -------------    -----------------
Redemption fees added to paid-in-capital                  0.00 ***              0.00
                                                  -------------    -----------------
Net asset value, end of period                          $11.70                $11.83
                                                  =============    =================
Total return                                             (0.62)%**             19.31%*
                                                  =============    =================
Ratios/Supplemental data:
  Net assets, end of period (000s)                     $58,623               $46,906
  Ratio of expenses to average net assets+                0.32%+++              0.32%+++
  Ratio of net investment income to average net assets+   0.98%                 1.14%
  Portfolio turnover rate 1                               4.00%                 7.00%


* For the period February 17, 1999 (commencement of operations) to December 31, 1999 and not indicative of a full year's operating results or future returns.
** For the six months ended June 30, 2000 and not indicative of a full year's operating results or future returns.
*** Rounds to less than $0.01.
+   Annualized.
++ Per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the S&P 500 Index Master Portfolio.
+++ The Investment Adviser has voluntarily agreed to pay the non-affiliated
    Trustee expenses for the Fund for the period January 1, 2000 through May 9, 2000. Even though such action had been taken, total annualized operating expenses as a percentage of average net assets would have remained unchanged.
1   Represents the Portfolio turnover rate of the corresponding Master
    Portfolio.

The accompanying notes are an integral part of these financial statements.

E*TRADE S&P 500 INDEX FUND
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2000 (UNAUDITED)

1.   SIGNIFICANT ACCOUNTING POLICIES

         E*TRADE S&P 500 Index (the "Fund") is a diversified series of E*TRADE Funds (the "Trust"), an open-end series management investment company registered under the Investment Company Act of 1940, as amended. The Trust is organized as a Delaware business trust and was formed on November 4, 1998. As of June 30, 2000 the Trust offered eight series: the E*TRADE Bond Index Fund, the E*TRADE E-Commerce Index Fund, the E*TRADE Extended Market Index Fund, the E*TRADE Global Titans Index Fund, the E*TRADE International Index Fund, the E*TRADE Premier Money Market Fund, the E*TRADE S&P 500 Index Fund and the E*TRADE Technology Index Fund. These financial statements contain the E*TRADE S&P 500 Index Fund.

         The Fund's investment objective is to provide investment results that attempt to match the total return of the stocks making up the Standard & Poor's 500 Composite Stock Price Index. *

         * "Standard & Poor's(TM)," "S&P(TM)" "S&P 500(TM)", "Standard & Poor's 500(TM)", and "500(TM)" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by E*TRADE Asset Management, Inc. for use in connection with the Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

            The following is a summary of significant accounting policies which are consistently followed by the Fund in the preparation of its financial statements, and which are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in conformity with accounting principles accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     PRINCPLES OF ACCOUNTING

         The Fund uses the accrual method of accounting for financial reporting purposes.

     INVESTMENT POLICY AND SECURITY VALUATION

         The Fund is a "feeder" fund in a "master-feeder" structure. Instead of investing directly in individual securities, a feeder fund, which is offered to the public, invests all of its assets in a master portfolio that has substantially the same investment objective as the feeder fund. It is the master portfolio that actually invests in the individual securities. The Fund seeks to achieve its investment objective by investing all of its assets in the S&P 500 Index Master Portfolio (the "Master Portfolio"), a separate series of the Master Investment Portfolio ("MIP"), a registered open-end management investment company. The value of the Fund's investment in the Master Portfolio reflects the Fund's interest in the net assets of the Master Portfolio. As of June 30, 2000, the value of the Fund's investment in the Master Portfolio was 1.54% of the outstanding interests of the Master Portfolio.

         The Fund's investment in the Master Portfolio is valued at the net asset value of the Master Portfolio's shares held by the Fund. The equity securities of the Master Portfolio are valued at the last reported sale price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees.

     SECURITY TRANSACTIONS AND INCOME RECOGNITION

             Security transactions are accounted for by the Master Portfolio on the date the securities are purchased or sold (trade date). Revenue is recognized by the Master Portfolio as follows: dividend income is recorded on the ex-dividend date and interest income is recognized on a daily accrual basis. Realized gains and losses are reported on the basis of identified cost of securities delivered. Original issue discount and discount on securities purchased are accreted as interest income using a constant yield to maturity method. Premiums on securities purchased are amortized as a reduction in interest income using a constant yield to maturity method. All net investment income and realized and unrealized capital gains and losses of the Master Portfolio are allocated as required by the Internal Revenue Code of 1986, as amended (the "Code").

             The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     DISTRIBUTIONS TO SHAREHOLDERS

             Distributions to shareholders from net investment income of the Fund are declared and distributed quarterly. Dividends to shareholders from any net realized capital gains are declared and distributed annually, generally in December. Such distributions to shareholders are recorded on the ex-dividend date.

              Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, market discount, losses deferred to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital and may impact net investment income per share. Undistributed net investment income may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     FEDERAL INCOME TAXES

         The Fund is treated as a separate entity from each other series of the Trust for federal income tax purposes. The Fund intends to qualify as a regulated investment company under Subchapter M of the Code. If so qualified, the Fund must distribute annually all of its investment company taxable income and any net capital gains (taking into account capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal taxes was required at June 30, 2000.

     REDEMPTION FEES

         For redemptions made after September 30, 2000 shares held in the Fund for less than four months are subject to a fee of 1.00%, calculated as a percentage of redemption proceeds. For shares held in the Fund that are redeemed before October 1, 2000 and within four months from the date of purchase, the redemption fee is 0.50%. Prior to January 21, 2000, shares held less than four months were subject to a fee equal to $24.95. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

         E*TRADE Asset Management, Inc. (the "Investment Advisor"), a wholly owned subsidiary of E*TRADE Group, Inc. ("E*TRADE Group"), serves as the investment advisor for the Fund pursuant to an investment advisory agreement ("Advisory Agreement"). For its service as investment advisor, the Investment Advisor is paid a fee by the Fund at an annual rate of 0.02% of the Fund's average daily net assets.

         Pursuant to an investment advisory contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment advisory services in connection with the management of the Master Portfolio's assets. For its services, BGFA is entitled to receive a fee from the Master Portfolio at a annual rate equal to 0.05% of the average daily net assets of the Master Portfolio. The Fund records daily its proportionate share of the Master Portfolio's advisory fees, described above, in addition to income, expenses and realized and unrealized gains and losses.

         The Investment Advisor also provides administrative services to the Fund, pursuant to an administrative services agreement ("Administrative Agreement"). Services provided by the Investment Advisor acting as administrator include, but are not limited to: coordinating the services performed by the transfer and dividend disbursing agent, custodian, sub-administrator, shareholder servicing agent, independent auditors and legal counsel; preparing and supervising the preparation of periodic reports to the Fund's shareholders; generally supervising regulatory compliance matters; providing, at its own expense, the services of its personnel to serve as officers of the Trust; monitoring and reviewing the Fund's contracted services and expenditures; and reporting to the Board of Trustees concerning its activities pursuant to the Administrative Agreement. The Fund pays the Investment Advisor a monthly fee calculated at an annual rate of 0.25% of its average daily net assets for its services as administrator of the Fund.

         PFPC Inc. ("PFPC") serves as the transfer agent and dividend disbursing agent for the Fund. Investors Bank & Trust Company ("IBT") serves as sub-administrator, accounting services agent and custodian for the Fund.

         E*TRADE Securities, Inc., a wholly owned subsidiary of E*TRADE Group, serves as the shareholder servicing agent (the "Shareholder Servicing Agent") for the Fund. The Shareholder Servicing Agent provides personal services to the Fund's shareholders and maintains the Fund's shareholder accounts. E*TRADE Securities, Inc. also serves as the principal underwriter of the Fund. Such services were provided at no cost to the Fund.

         Subject to a limitation of 0.0049% of the Fund's average daily net assets, the Fund records Trustee fees and expenses and certain other direct expenses of the Fund. The Investment Advisor voluntarily agreed to reimburse such expenses for the six months ended June 30, 2000. Effective May 9, 2000, the trustees fees and expenses are no longer a direct expense of the Fund, but rather those expenses are paid by the Investment Advisor pursuant to the Administrative Agreement.

3.   PORTFOLIO SECURITIES LOANED

         As of June 30, 2000, the Master Portfolio had loaned securities, which were collateralized by cash, money market mutual funds and repurchase agreements. The Master Portfolio receives transaction fees for providing services in connection with the securities lending program. The risks to the Master Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. The value of the securities on loan and the value of the related collateral are disclosed in the Master Portfolio's financial statements.

S&P 500 INDEX MASTER PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS

Investments at market value (Cost: $2,918,072,487) (Note 1)   $3,907,919,571
Receivables:
  Investment securities sold                                       7,197,840
  Dividends and interest                                           3,288,834
  Due from broker - variation margin                               1,029,524
  Prepaid expenses                                                       236
                                                              --------------
Total Assets                                                   3,919,436,005
                                                              --------------
LIABILITIES

Payables:
  Investment securities purchased                                  4,249,206
  Collateral for securities loaned (Note 4)                       95,640,573
  Due to Bank                                                          2,314
  Due to BGI (Note 2)                                                738,756
                                                              --------------
Total Liabilities                                                100,630,849
                                                              --------------
NET ASSETS                                                    $3,818,805,156
                                                              ==============



The accompanying notes are an integral part of these financial statements.

S&P 500 INDEX MASTER PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)


NET INVESTMENT INCOME
  Dividends (Net of foreign withholding tax of $122,278)                       $  24,183,203
  Interest (Includes securities lending income of $90,107)                         3,984,961
                                                                               -------------
Total investment income                                                           28,168,164
                                                                               -------------
EXPENSES (NOTE 2)
  Advisory fees                                                                    1,091,905
                                                                               -------------
Total expenses                                                                     1,091,905
                                                                               -------------
Net investment income                                                             27,076,259
                                                                               -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on sale of investments                                       650,038,851
  Net realized gain on sale of futures contracts                                   2,644,903
  Net change in unrealized appreciation (depreciation) of investments           (701,744,471)
  Net change in unrealized appreciation (depreciation) of futures contracts      (12,365,227)
                                                                               -------------
Net loss on investments                                                          (61,425,944)
                                                                               -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                           $ (34,349,685)
                                                                               =============

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

S&P 500 Index Master Portfolio
Statement of Changes in Net Assets

                                                         For the Six Months Ended
                                                                    June 30, 2000  For the Period Ended   For the Year Ended
                                                                       (Unaudited)    December 31, 1999*   February 28, 1999
                                                         ------------------------  --------------------   ------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income                                               $27,076,259       $    52,303,458      $    43,674,276
  Net realized gain                                                   652,683,754           170,279,517          181,973,840
  Net change in unrealized appreciation (depreciation)               (714,109,698)          562,095,831          250,798,350
                                                                   --------------       ---------------      ---------------
Net increase (decrease) in net assets resulting from operations       (34,349,685)          784,678,806          476,446,466
                                                                   --------------       ---------------      ---------------
Interestholder transactions:
  Contributions                                                     1,043,786,832           355,753,442        2,288,411,987
  Withdrawals                                                      (2,018,157,017)                    -       (1,431,828,889)
                                                                   --------------       ---------------      ---------------
Net increase (decrease) in net assets
resulting from interestholder transactions                           (974,370,185)          355,753,442          856,583,098
                                                                   --------------       ---------------      ---------------
Increase (decrease) in net assets                                  (1,008,719,870)        1,140,432,248        1,333,029,564
                                                                   --------------       ---------------      ---------------
NET ASSETS:
Beginning of period                                                 4,827,525,026         3,687,092,778        2,354,063,214
                                                                   --------------       ---------------      ---------------
End of period                                                      $3,818,805,156       $ 4,827,525,026      $ 3,687,092,778
                                                                   ==============       ===============      ===============

* For the ten months ended December 31, 1999. The Master Portfolio changed its fiscal year end from February 28 to December 31.

The accompanying notes are an integral part of these financial statements.

S&P 500 INDEX MASTER PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)

1.     SIGNIFICANT ACCOUNTING POLICIES

       Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. MIP was organized on October 20, 1993 as a Delaware business trust pursuant to an Agreement and Declaration of Trust dated May 14, 1993, and had no operations prior to March 1, 1994. MIP currently issues the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, S&P 500 Index and U.S. Equity Index Master Portfolios.

     These financial statements relate to the S&P 500 Index Master Portfolio (the "Master Portfolio").

       The following is a summary of significant accounting policies which are consistently followed by the MIP in the preparation of its financial statements, and which are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION

      The equity securities of the Master Portfolio are valued at the last reported sales price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees.

     SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Original issue discount and discount on securities purchased are accreted as interest income using a constant yield to maturity method. Premiums on securities purchased are amortized as a reduction in interest income using a constant yield to maturity method.

     FEDERAL INCOME TAXES

       MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in the Master Portfolio will be taxed on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a partnership for federal income tax purposes, the Master Portfolio will be deemed to have "passed through" to interestholders any interest, dividends, gains or losses for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

       It  is  intended  that  the  Master   Portfolio's   assets,   income  and
distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

     FUTURES CONTRACTS

       The Master Portfolio may purchase long futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolio as unrealized gains or losses. When the contract is closed, the Master Portfolio records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Master Portfolio is required to segregate cash, U.S. Government securities or high quality, liquid debt instruments in connection with long futures transactions in an amount generally equal to the entire futures contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

     As of June 30, 2000 the Master Portfolio had the following open long futures contracts outstanding:

    Number of                                                 Expiration                Notional           Net Unrealized
    Contracts                                 Type                  Date          Contract Value           (Depreciation)
    --------------------------------------------------------------------------------------------------------------------------
346                                  S&P 500 Index              09/15/00         $   126,990,650         $    (2,492,652)

       The Master Portfolio has pledged to brokers U.S. Treasury Bills for initial margin requirements with a par value of $8,150,000.

     REPURCHASE AGREEMENTS

       Transactions involving purchases of securities under agreements to resell such securities at a specified price and time ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Master Portfolio's Schedule of Investments. The advisor to the Master Portfolio may pool the Master Portfolio's cash and invest in repurchase agreements entered into by the other Master Portfolios. The Master Portfolio's prospectus requires that the cash investments be fully collateralized based on values that are marked to market daily. The collateral is generally held by an agent bank under a tri-party agreement. It is the advisor's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain the value at equal to or greater than the repurchase price.

     The repurchase agreement entered into on June 30, 2000 by the Master Portfolio is fully collateralized by U.S. Government obligations with rates from 4.875% to 5.75%, maturity dates of 11/15/00 to 3/31/01 and an aggregate market value of $120,411,574.

2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of the Master Portfolio's assets. BGFA is entitled to receive 0.05% of the average daily net assets of the Master Portfolio as compensation for advisory services. BGFA is an indirect subsidiary of Barclays Bank PLC.

     Investors Bank & Trust Company ("IBT") serves as the custodian to the Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as SubAdministrator of the Master Portfolio.

       Stephens Inc. ("Stephens"), is the sponsor and placement agent for the Master Portfolio.

     The MIP has entered into administration services arrangements with BGI and Stephens, as co-administrators, who have agreed jointly to provide general administration services to the Master Portfolio, such as managing and coordinating third-party service relationships. BGI and Stephens are not entitled to compensation for providing administration services to the Master Portfolio. BGI and Stephens may delegate certain of their administration duties to sub-administrators.

     Certain officers and trustees of MIP are also officers of Stephens. As of June 30, 2000, these officers of Stephens collectively owned less than 1% of the Master Portfolio's outstanding beneficial interests.

3.   INVESTMENT PORTFOLIO TRANSACTIONS

     Purchases and sales of investments, exclusive of short-term securities, for the Master Portfolio for the six months ended June 30, 2000, were as follows:

    U.S. GOVERNMENT OBLIGATIONS:
    Purchases at cost          $            -
    Sales proceeds                          -
    OTHER SECURITIES:

    Purchases at cost          $  166,532,696
    Sales proceeds              1,076,048,259



     At June 30, 2000 the Master Portfolio's aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

                     Tax             Unrealized              Unrealized         Net Unrealized
                    Cost           Appreciation            Depreciation           Appreciation
-----------------------------------------------------------------------------------------------
       $    2,918,072,487      $   1,241,324,604      $    (251,477,520)      $     989,847,084



4.   PORTFOLIO SECURITIES LOANED

     As of June 30, 2000, the Master Portfolio had loaned securities which were collateralized by U.S. Government Agency obligations and money market mutual funds. The Master Portfolio receives transaction fees for providing services in connection with the securities lending program. The risk to the Master Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. The value of the securities on loan at June 30, 2000 was $92,268,933 and the value of the related collateral was $95,640,573.

5.   FINANCIAL HIGHLIGHTS

     The ratios of  expenses to average net  assets,  net  investment  income to
average  net  assets  and  portfolio   turnover  rates,   excluding   short-term
securities, for the Master Portfolio were as follows:

                                     Six Months        For the         For the
                                          Ended   Period Ended      Year Ended
                                  June 30, 2000    December 31,   February 28,
                                    (Unaudited)           1999 *          1999
--------------------------------------------------------------------------------
     Ratio of expenses to average net
     assets +                              0.05%          0.05%           0.05%

     Ratio of net investment income to
     average net assets +                  1.24%          1.44%           1.61%
     Portfolio turnover rate                  4%             7%             11%
--------------------------------------------------------------------------------
* For the ten months ended December 31,1999. The Master Portfolio changed its fiscal year-end from February 28 to December 31.
+  Annualized for the period of less than one year.